Investments - Change in Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change In Investments [Roll Forward]
Equity income (loss)	$ 9	$ 9	$ 1
Changes in foreign exchange rates	10	0	0
SP Skookumchuck Investment, LLC | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	93	85
Equity income (loss)	10	12
Investment	0
Distributions received	(5)	(4)
Changes in foreign exchange rates	(7)
Net change in fair value recognized in OCI	0
Ending balance	105	93	85
EMG | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	12	15
Equity income (loss)	(1)	(3)
Investment	0
Distributions received	0	0
Changes in foreign exchange rates	(1)
Net change in fair value recognized in OCI	0
Ending balance	12	12	15
EIP | FVTPL
Change In Investments [Roll Forward]
Beginning balance	0	0
Equity income (loss)	0	0
Investment	10
Distributions received	0	0
Changes in foreign exchange rates	(1)
Net change in fair value recognized in OCI	0
Ending balance	11	0	0
Ekona | FVTOCI
Change In Investments [Roll Forward]
Beginning balance	0	0
Equity income (loss)	0	0
Investment	2
Distributions received	0	0
Changes in foreign exchange rates	0
Net change in fair value recognized in OCI	(1)
Ending balance	1	0	0
Consolidated structured entities
Change In Investments [Roll Forward]
Beginning balance	105	100
Equity income (loss)	9	9	1
Investment	12
Distributions received	(5)	(4)
Changes in foreign exchange rates	(9)
Net change in fair value recognized in OCI	(1)
Ending balance	$ 129	$ 105	$ 100